Iman Fund

Schedule of Investments

August 31, 2022 (Unaudited)

(Classifications are based on the North American Industry Classificiation System)

Number of
Shares		Value
	COMMON STOCKS - 99.3%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.8%
12,400	The Toro Co.	$1,028,332
	Apparel Accessories and Other Apparel Manufacturing - 1.1%
4,570	Deckers Outdoor Corp. (a)	1,469,575
	Architectural and Structural Metals Manufacturing - 0.7%
6,575	Lincoln Electric Holdings, Inc.	898,737
	Architectural, Engineering, and Related Services - 0.7%
9,700	Exponent, Inc.	910,442
	Audio and Video Equipment Manufacturing - 2.0%
32,000	Dolby Laboratories, Inc. - Class A	2,343,680
19,400	Sonos, Inc. (a)	291,776
		2,635,456
	Bakeries & Tortilla Manufacturing - 0.8%
7,300	J&J Snack Foods Corp.	1,087,919
	Basic Chemical Manufacturing - 0.9%
4,075	Linde PLC - ADR (b)	1,152,655
	Business Support Services - 0.7%
44,600	ACV Auctions, Inc. - Class A (a)	379,546
3,849	NV5 Global, Inc. (a)	541,785
		921,331
	Clothing Stores - 2.4%
60,100	Figs, Inc. - Class A (a)	694,756
23,950	Ross Stores, Inc.	2,066,167
5,900	The TJX Companies, Inc.	367,865
		3,128,788
	Communications Equipment Manufacturing - 6.7%
36,100	ADTRAN Holdings, Inc.	838,964
41,315	Apple, Inc.	6,495,544
11,900	QUALCOMM, Inc.	1,574,013
		8,908,521
	Computer & Peripheral Equipment Manufacturing - 1.1%
25,300	Cisco Systems, Inc.	1,131,416
2,500	Omnicell, Inc. (a)	255,725
		1,387,141
	Computer Systems Design and Related Services - 2.4%
9,255	Aspen Technology, Inc. (a)	1,949,103
5,100	Cognizant Technology Solutions Corp. - Class A	322,167
2,085	EPAM Systems, Inc. (a)	889,252
		3,160,522
	Cut and Sew Apparel Manufacturing - 2.3%
4,225	Cintas Corp.	1,718,899
4,270	Lululemon Athletica, Inc. (a)	1,280,829
		2,999,728
	Data Processing, Hosting, and Related Services - 0.4%
46,000	Ooma, Inc. (a)	556,600

	Drugs & Druggists' Sundries Merchant Wholesalers - 0.8%
8,135	The Procter & Gamble Company	1,122,142
	Electrical Equipment Manufacturing - 0.8%
12,800	Franklin Electric Co., Inc.	1,111,680
	Electronic Shopping and Mail-Order Houses - 0.2%
17,100	Cargurus, Inc. (a)	319,770
	Employment Services - 0.3%
8,500	Kforce, Inc.	465,120
	Footwear Manufacturing - 1.1%
13,405	NIKE, Inc. - Class B	1,426,962
	Freight Transportation Arrangement - 0.5%
3,780	JB Hunt Transport Services, Inc.	657,796
	Gasoline Stations - 0.6%
31,500	Magnolia Oil & Gas Corp. - Class A	751,905
	General Freight Trucking - 1.3%
6,370	Old Dominion Freight Line, Inc.	1,728,882
	Industrial Machinery Manufacturing - 3.0%
3,700	Applied Materials, Inc.	348,059
5,040	ASML Holding NV - ADR (b)	2,469,298
16,400	Axcelis Technologies, Inc. (a)	1,097,816
		3,915,173
	Lumber and Other Construction Materials Merchant Wholesalers - 1.2%
17,600	West Fraser Timber Co. Ltd. - ADR (b)	1,578,720
	Medical Equipment & Supplies Manufacturing - 0.5%
835	ABIOMED, Inc. (a)	216,499
5,300	Edwards Lifesciences Corp. (a)	477,530
		694,029
	Medical Equipment and Supplies Manufacturing - 3.7%
37,000	AngioDynamics, Inc. (a)	819,180
115,100	Cerus Corp. (a)	473,061
23,500	Globus Medical, Inc. - Class A (a)	1,390,965
1,610	Insulet Corp. (a)	411,307
4,040	Intuitive Surgical, Inc. (a)	831,189
16,600	Merit Medical Systems, Inc. (a)	983,218
		4,908,920
	Metal Ore Mining - 2.1%
26,400	Agnico Eagle Mines Ltd. (b)	1,087,944
58,000	Alamos Gold, Inc. - Class A (b)	417,020
4,865	Franco-Nevada Corp. (b)	584,773
24,665	Wheaton Precious Metals Corp. - ADR (b)	752,282
		2,842,019
	Miscellaneous Durable Goods Merchant Wholesalers - 0.9%
3,335	Pool Corp.	1,131,199
	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.3%
3,795	Copart, Inc. (a)	454,072
	Motor Vehicle Manufacturing - 5.1%
24,645	Tesla, Inc. (a)	6,792,408

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.3%
5,375	Danaher Corp.	1,450,766
2,640	Teradyne, Inc.	223,450
		1,674,216
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.9%
5,280	IDEXX Laboratories, Inc. (a)	1,835,434
25,400	MaxLinear, Inc. (a)	912,622
17,855	MKS Instruments, Inc.	1,778,536
8,000	Transcat, Inc. (a)	592,720
		5,119,312
	Office Administrative Services - 1.1%
39,400	Evolent Health, Inc. - Class A (a)	1,447,950
	Other Financial Investment Activities - 1.6%
4,420	Chemed Corp.	2,104,760
	Other General Purpose Machinery Manufacturing - 3.2%
1,650	Mettler-Toledo International, Inc.(a)	2,000,559
9,635	Nordson Corp.	2,188,783
		4,189,342
	Other Information Services - 2.3%
34,100	CoStar Group, Inc. (a)	2,374,724
4,010	Meta Platforms, Inc. - Class A (a)	653,349
		3,028,073
	Other Professional, Scientific, and Technical Services - 0.6%
18,300	Forrester Research, Inc. (a)	761,097
	Other Telecommunications - 1.0%
6,150	ResMed, Inc.	1,352,508
	Other Wood Product Manufacturing - 0.8%
18,900	Skyline Champion Corp. (a)	1,071,063
	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.5%
5,265	SiteOne Landscape Supply, Inc. (a)	658,967
	Petroleum & Coal Products Manufacturing - 3.0%
25,420	Chevron Corp.	4,017,885
	Pharmaceutical & Medicine Manufacturing - 1.1%
2,955	Abbott Laboratories	303,331
3,940	Eli Lilly & Co.	1,186,846
		1,490,177
	Pharmaceutical and Medicine Manufacturing - 4.8%
17,200	Amphastar Pharmaceuticals, Inc. (a)	509,120
10,060	Johnson & Johnson	1,623,080
13,700	Lantheus Holdings, Inc. (a)	1,079,560
2,125	Regeneron Pharmaceuticals, Inc. (a)	1,234,753
6,360	West Pharmaceutical Services, Inc.	1,886,948
		6,333,461
	Restaurants and Other Eating Places - 1.2%
970	Chipotle Mexican Grill, Inc. (a)	1,548,896
	Sawmills and Wood Preservation - 0.5%
7,700	UFP Industries, Inc.	611,303
	Semiconductor & Other Electronic Component Manufacturing - 6.2%
13,590	Advanced Micro Devices, Inc. (a)	1,153,384

42,315	Alphabet, Inc. - Class A (a)	4,579,329
1,255	Analog Devices, Inc.	190,170
22,900	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,908,715
1,990	Texas Instruments, Inc.	328,768
		8,160,366
	Semiconductor and Other Electronic Component Manufacturing - 4.0%
14,300	Diodes, Inc. (a)	1,017,731
22,700	Formfactor, Inc. (a)	664,656
1,575	Lam Research Corp.	689,708
6,500	Micron Technology, Inc.	367,445
6,940	NVIDIA Corp.	1,047,524
4,005	SiTime Corp. (a)	426,172
16,000	Vicor Corp. (a)	1,138,240
		5,351,476
	Services to Buildings and Dwellings - 0.4%
15,500	Rollins, Inc.	523,280
	Shoe Stores - 0.6%
12,500	Boot Barn Holdings, Inc. (a)	832,750
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.0%
780	The Estee Lauder Companies., Inc. - Class A	198,416
13,800	Inter Parfums, Inc.	1,083,576
		1,281,992
	Software Publishers - 12.6%
900	Adobe, Inc. (a)	336,096
7,095	ANSYS, Inc. (a)	1,761,688
19,600	Cadence Design Systems, Inc. (a)	3,405,892
9,400	The Descartes Systems Group, Inc. (a)(b)	661,760
4,150	DocuSign, Inc. (a)	241,613
950	Intuit, Inc.	410,191
4,600	Manhattan Associates, Inc. (a)	649,796
22,140	Microsoft Corp.	5,788,946
1,250	salesforce.com, Inc. (a)	195,150
23,150	Shopify, Inc. - ADR (a)(b)	732,698
6,655	Tyler Technologies, Inc. (a)	2,472,399
		16,656,229
	Support Activities for Crop Production - 0.9%
20,000	Corteva, Inc.	1,228,600
	Support Activities for Mining - 0.3%
30,500	SSR Mining, Inc. - ADR (b)	411,445
	Warehousing and Storage - 1.0%
8,945	Landstar Systems, Inc.	1,311,605
	TOTAL COMMON STOCKS (Cost $136,137,568)	131,313,297
	Total Investments (Cost ($136,137,568) - 99.3%	131,313,297
	Other Assets in Excess of Liabilities - 0.7%	959,693
	TOTAL NET ASSETS - 100.0%	$132,272,990

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

ADR - American Depository Receipt

(a)Non Income Producing

(b)Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.